Segregated Funds	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segregated Funds
Note 22    Segregated Funds
The Company manages segregated funds on behalf of policyholders. Policyholders are provided with the opportunity to invest in different categories of segregated funds that respectively hold a range of underlying investments. The Company retains legal title to the underlying investments; however, returns from these investments belong to the policyholders. Accordingly, the Company does not bear the risk associated with these assets outside of guarantees offered on certain variable life and annuity products. The “Risk Management” section of the Company’s 2019 MD&A provides information regarding the variable annuity and segregated fund guarantees.

The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2019 and 2018.

Ranges in per cent
Type of fund	2019	2018
Money market funds	2% to 3%	2% to 3%
Fixed income funds	14% to 15%	14% to 15%
Balanced funds	2 4 % to 2 5%	25% to 26%
Equity funds	5 8 % to 60%	58% to 60%
Money market funds consist of investments that have a term to maturity of less than one year. Fixed income funds primarily consist of investments in fixed grade income securities and may contain smaller investments in diversified equities or high-yield bonds. Relative to fixed income funds, balanced funds consist of fixed income securities and a larger equity investment component. The types of equity funds available to policyholders range from low volatility equity funds to aggressive equity funds. Equity funds invest in a varying mix of Canadian, U.S. and global equities.
The underlying investments of the segregated funds consist of both individual securities and mutual funds (collectively “net assets”), some of which may be structured entities. The carrying value and change in segregated funds net assets are as follows. Fair value related information of segregated funds is disclosed in note 3(g).
Segregated funds net assets

As at December 31,	2019	2018
Investments at market value
Cash and short-term securities	$3,364	$3,700
Debt securities	16,883	15,313
Equities	12,989	11,661
Mutual funds	304,753	277,133
Other investments	4,785	4,678
Accrued investment income	1,678	1,811
Other assets and liabilities, net	(975)	(700)
Total segregated funds net assets	$343,477	$313,596
Composition of segregated funds net assets
Held by policyholders	$343,108	$313,209
Held by the Company	369	387
Total segregated funds net assets	$343,477	$313,596
Changes in segregated funds net assets

For the years ended December 31,	2019	2018
Net policyholder cash flow
Deposits from policyholders	$38,561	$38,236
Net transfers to general fund	(1,000)	(1,089)
Payments to policyholders	(49,372)	(47,475)
	(11,811)	(10,328)
Investment related
Interest and dividends	18,872	19,535
Net realized and unrealized investment gains (losses)	37,643	(34,683)
	56,515	(15,148)
Other
Management and administration fees	(3,926)	(3,985)
Impact of changes in foreign exchange rates	(10,897)	18,249
	(14,823)	14,264
Net additions (deductions)	29,881	(11,212)
Segregated funds net assets, beginning of year	313,596	324,808
Segregated funds net assets, end of year	$343,477	$313,596
Segregated funds assets may be exposed to a variety of financial and other risks. These risks are primarily mitigated by investment guidelines that are actively monitored by professional and experienced portfolio advisors. The Company is not exposed to these risks beyond the liabilities related to guarantees associated with certain variable life and annuity products. Accordingly, the Company’s exposure to loss from segregated fund products is limited to the value of these guarantees.

These guarantees are recorded within the Company’s insurance contract liabilities. Assets supporting these guarantees are recognized in invested assets according to their investment type.